Organization and Summary of Significant Accounting Policies (Details 12) - USD ($) $ in Thousands	12 Months Ended
	Jul. 03, 2016	Jun. 28, 2015	Jun. 29, 2014
Other Income and Expenses [Abstract]
Foreign currency transaction gain (loss)	$ 2,559	$ 3,075	$ (36)
Rabbi Trust (loss) gain	(41)	96	211
Unrealized loss	(889)
Realized loss on Mexican peso option contracts	(1,196)
Other	235	310	97
Other income, net	$ 668	$ 3,481	$ 272